CONSOLIDATED STATEMENTS OF LOSS (PROFIT) AND OTHER COMPREHENSIVE LOSS (PROFIT) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Salaries, benefits and directors' fees	$ 5,624,334	$ 5,897,494
Office and administrative	1,996,123	1,855,177
Professional fees	3,572,164	2,003,931
Travel	1,142,668	920,834
Depreciation	2,383,177	1,533,634
Impairment of exploration and evaluation assets	14,354
Share-based payments	10,867,167	13,736,299
Finance income	(1,815,590)	(2,486,565)
Rental Income	(30,305)
Mark to market gain on convertible debentures	(21,821,831)	(32,578,261)
Interest expense	11,822,910	11,954,146
Interest on lease liabilities	206,986
Foreign exchange loss (gain)	1,653,616	(4,025,062)
Loss on disposal of equipment		6,065
Loss (profit) from operations	15,615,773	(1,182,308)
Deferred income tax expense (recovery)	932,283	(309,298)
Loss (profit) for the year	16,548,056	(1,491,606)
Items that will not reclassify subsequently to profit or loss
Change in fair value of convertible debentures attributable to the change in credit risk	3,212,139	(600,821)
Deferred income tax recovery	(867,238)
Other Comprehensive Income	2,344,901	(600,821)
Total comprehensive loss (profit) for the year	18,892,957	(2,092,427)
Loss (profit) attributable to:
Shareholders of NexGen Energy Ltd.	15,531,911	(2,269,689)
Non-controlling interests in IsoEnergy Ltd.	1,016,145	778,083
Loss (profit) for the year	16,548,056	(1,491,606)
Total comprehensive loss (profit) attributable to:
Shareholders of NexGen Energy Ltd.	17,876,812	(2,870,510)
Non-controlling interests in IsoEnergy Ltd.	1,016,145	778,083
Total comprehensive loss (profit) for the year	$ 18,892,957	$ (2,092,427)
Loss (profit) per common share attributable to the Company's common shareholders
Basic Loss (profit) per common share	$ 0.04	$ (0.01)
Diluted Loss (profit) per common share	$ 0.06	$ 0.05
Weighted average number of common shares outstanding
Basic	354,593,084	345,868,725
Diluted	402,676,421	393,952,062